Property, Plant, and Equipment, Net (Details) - Summary of property, plant, and equipment, net - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 347,831	$ 259,480
Less: accumulated depreciation	(97,476)	(89,710)
Property, plant, and equipment, net	250,355	169,770
Plant and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	203,382	161,387
CNG/RNG Fueling Stations [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	34,494	27,892
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	102,205	62,616
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	2,585	2,544
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	1,303	1,303
Service equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	1,692	1,521
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	815	815
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	313	407
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	307	302
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	277	277
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 458	$ 416